SMA Relationship Trust

Series T | Prospectus Supplement

January 3, 2017

Dear Investor,

The purpose of this supplement is to update the Prospectus of the Series T series (the "Fund") of SMA Relationship Trust, dated April 29, 2016, as supplemented, as follows:

John Dugenske no longer serves as a portfolio manager for the Fund. The remaining portfolio managers will assume Mr. Dugenske's portfolio management responsibilities for the Fund.

Therefore, all references to Mr. Dugenske in the Prospectus are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-865

SMA Relationship Trust

Series T | Supplement to the Statement of Additional Information

January 3, 2017

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") of the Series T series (the "Fund") of SMA Relationship Trust, dated April 29, 2016, as supplemented, as follows:

John Dugenske no longer serves as a portfolio manager for the Fund. The remaining portfolio managers will assume Mr. Dugenske's portfolio management responsibilities for the Fund.

Therefore, all references to Mr. Dugenske in the SAI are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-864